Document And Entity Information	May 01, 2026
Document Information [Line Items]
Entity, Registrant Name	LUXFER HOLDINGS PLC
Document, Type	8-K
Document, Period End Date	May 01, 2026
Entity, Incorporation, State or Country Code	X0
Entity, File Number	001-35370
Entity, Tax Identification Number	98-1024030
Entity, Address, Address Line One	3016 Kansas Avenue
Entity, Address, City or Town	Riverside
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92507
City Area Code	1 414
Local Phone Number	269-2419
Title of 12(b) Security	Ordinary Shares
Trading Symbol	LXFR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001096056